Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,055	£ 2,515	£ 1,643
– adjustments in respect of prior periods	(60)	(11)	2
Deferred tax	8	(374)	(9,772)
– deferred tax relating to origination and reversal of temporary differences	55	(304)	(152)
– deferred tax relating to changes in tax rates	(47)	(70)	(9,620)
Taxation on ordinary activities	2,063	2,141	(8,129)
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	8	60	26
– current year tax expense	41	66	26
– adjustments in respect of prior periods	(33)	(6)
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,047	2,455	1,617
– current year tax expense	2,074	2,460	1,615
– adjustments in respect of prior periods	£ (27)	£ (5)	£ 2